SHARE-BASED COMPENSATION (DETAILS 4) (USD $)	12 Months Ended
Dec. 31, 2012 year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	39,082,739
Weighted average remaining contractual term, outstanding	4.53
Number of exercisable options	37,766,073
Weighted average remaining contractual term, exercisable	4.52
Range of Exercise Prices $0.023
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	22,182,739
Weighted average remaining contractual term, outstanding	4.52
Number of exercisable options	21,816,073
Weighted average remaining contractual term, exercisable	4.52
Range of Exercise Prices $0.025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	16,000,000
Weighted average remaining contractual term, outstanding	4.52
Number of exercisable options	15,950,000
Weighted average remaining contractual term, exercisable	4.52
Range of Exercise Prices $0.026
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	400,000
Weighted average remaining contractual term, outstanding	4.81
Range of Exercise Prices $0.034
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	500,000
Weighted average remaining contractual term, outstanding	4.67
USD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, outstanding	0.02
Weighted average exercise price, exercisable	0.02
USD | Range of Exercise Prices $0.023
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.023
Exercise price range, upper range limit	0.023
Weighted average exercise price, outstanding	0.02
Weighted average exercise price, exercisable	0.02
USD | Range of Exercise Prices $0.025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.025
Exercise price range, upper range limit	0.025
Weighted average exercise price, outstanding	0.03
Weighted average exercise price, exercisable	0.02
USD | Range of Exercise Prices $0.026
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.026
Exercise price range, upper range limit	0.026
Weighted average exercise price, outstanding	0.03
USD | Range of Exercise Prices $0.034
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.034
Exercise price range, upper range limit	0.034
Weighted average exercise price, outstanding	0.03